Related Party Transactions	3 Months Ended	12 Months Ended
	Dec. 31, 2011	Sep. 30, 2011
Related Party Transactions [Abstract]
Related Party Transactions

11. Related party transactions:

Corps Real - Accentia:

On June 13, 2011, the Company entered into a convertible debt financing transaction with Corps Real, LLC ("Corps Real") providing for aggregate loans to the Company in the maximum amount of $4.0 million. Corps Real is a shareholder and the senior secured lender to Biovest. Corps Real, as well as the majority owner of Corps Real are both managed by Ronald E. Osman, a shareholder of the Company, who is also a shareholder and director of Biovest. The majority owner of Corps Real is also a shareholder of the Company. The Company executed a secured promissory note, payable to Corps Real, in the maximum principal amount of $4.0 million (the "Accentia Corp Real Note"), under which Corps Real advanced $1.0 million to the Company on each of June 13, 2011, August 1, 2011 and November 15, 2011. Corps Real advanced an additional $1.0 million to the Company on January 15, 2012. The other material terms and conditions of the Accentia Corps Real Note are as follows:

•	The Accentia Corp Real Note will mature on June 13, 2016, at which time all indebtedness under will be due and payable;

•

Interest on the outstanding principal amount accrues and is payable at a fixed rate of five percent (5%) per annum. Interest began accruing on June 13, 2011 and is payable on a quarterly basis in arrears (as to the principal amount then outstanding). Interest payments may be paid in cash or, at the election of the Company, may be paid in shares of the Company's common stock based on the volume-weighted average trading price of the Company's common stock during the last ten trading days of the quarterly interest period;

•

At Corps Real's option, at any time prior to the earlier to occur of (a) the date of the prepayment of the Accentia Corps Real Note in full or (b) the maturity date of the Accentia Corps Real Note, Corps Real may convert all or a portion of the outstanding balance of the Accentia Corps Real Note (including any accrued and unpaid interest) into shares of the Company's common stock at a conversion rate equal to $0.34 per share;

•

If the Company's common stock trades at $2.00 per share for ten consecutive trading days, then the Company may, within three trading days after the end of any such period, cause Corps Real to convert all or part of the then outstanding principal amount of the Accentia Corps Real Note at the then conversion price, plus accrued but unpaid interest;

•

Subject to certain exceptions, if the Company wishes to complete a follow-on equity linked financing during the twelve month period following June 13, 2011 at a price per share that is less than the conversion price under the Accentia Corps Real Note, then the Company's full Board of Directors must first confer with Mr. Osman, the manager of Corps Real, and the Company must offer Corps Real the first right of refusal to provide or to participate in such equity linked financing;

•

The Company will not be permitted to effect a conversion of the Accentia Corps Real Note and Corps Real will not be permitted to convert the Accentia Corps Real Note to the extent that, after giving effect to an issuance after a conversion of the Accentia Corps Real Note, Corps Real (together with Corps Real's affiliates and any other person or entity acting as a group together with Corps Real or any of Corps Real's affiliates) would beneficially own in excess of 9.99% of the number of shares of the Company's common stock outstanding immediately after giving effect to the issuance of shares of the Company's common stock issuable upon conversion of the Accentia Corps Real Note;

•

The Company may prepay the Accentia Corps Real Note, in full, at any time without penalty, provided that the Company must provide ten days advance written notice to Corps Real of the date for any such prepayment, during which period Corps Real may exercise its right to convert into shares of the Company's common stock; and

•

Corps Real may, among other things, declare the entire outstanding principal amount, together with all accrued interest and all other sums due under the Accentia Corps Real Note, to be immediately due and payable upon the failure of the Company to pay, when due, any amounts due under the Accentia Corps Real Note if such amounts remain unpaid for five business days after the due date or upon the occurrence of any other event of default described in the Security Agreement (as defined below).

To secure payment of the Accentia Corps Real Note, the Company and Corps Real also entered into a security agreement dated June 13, 2011 (the "Security Agreement"). Under the Security Agreement, all obligations under the Accentia Corps Real Note are secured by a first security interest in (a) 12.0 million shares of Biovest common stock owned by the Company, (b) all of the Company's contractual rights pertaining to the first product for which a new drug application ("NDA") is filed containing BEMA Granisetron following the date of the Company's December 30, 2009 settlement agreement with BioDelivery Sciences International, Inc ("BDSI"); provided, however, that if BEMA Granisetron is not the first BEMA-based product for which an NDA is filed with the FDA by or on behalf of BDSI following that date, then the applicable product shall be the first BEMA-based product for which an NDA is filed with the FDA by or on behalf of BDSI following the date of the settlement agreement (as described below), and (c) all attachments, additions, replacements, substitutions, and accessions and all proceeds thereof in any form.

As part of the convertible debt financing transaction, the Company also issued to Corps Real a Common Stock Purchase Warrant to purchase 5,882,353 shares of the Company's common stock (the "Accentia Corps Real Warrant") for an exercise price of $0.47 per share (subject to adjustment for stock splits, stock dividends, and the like). The other material terms and conditions of the Accentia Corps Real Warrant are as follows:

•	The Accentia Corps Real Warrant is currently exercisable and will continue to be exercisable until the close of business on June 13, 2016;

•

If the fair market value of one share of the Company's common stock is greater than the exercise price, in lieu of exercising the Accentia Corps Real Warrant for cash, Corps Real may elect to utilize the cashless exercise provisions of the Accentia Corps Real Warrant; and

•

The Company will not be permitted to effect any exercise of the Accentia Corps Real Warrant, and Corps Real will not be permitted to exercise any portion of the Accentia Corps Real Warrant, to the extent that, after giving effect to such issuance after exercise, Corps Real (together with Corps Real's affiliates and any other person or entity acting as a group together with Corps Real or any of Corps Real's affiliates) would beneficially own in excess of 9.99% of the number of shares of the Company's common stock outstanding immediately after giving effect to the issuance of the shares of the Company's common stock issuable upon exercise of the Accentia Corps Real Warrant.

As of December 31, 2011, the outstanding principal balance of the Accentia Corp Real Note was $3.0 million. The discounted value of the Accentia Corps Real Note is classified as convertible notes payable, related party on the accompanying condensed consolidated balance sheets. The June 2011 and November 2011 advances of $1.0 million did not meet the prepayment requirements of the Laurus/Valens Notes. However, the August 2011 advance triggered a prepayment to Laurus/Valens of principal and accrued interest of approximately $0.2 million. An additional $1.0 million advance was received on January 15, 2012.

Corps Real – Biovest:

On the Biovest Effective Date and pursuant to the Biovest Plan, Biovest executed and delivered in favor of Corps Real, a secured convertible promissory note (the "Biovest Corps Real Note"), in an original principal amount equal to $2,291,560. The Biovest Corps Real Note also allows Biovest to draw up to an additional $0.9 million. The Biovest Corps Real Note replaces the $3.0 million secured line of credit promissory note dated December 22, 2008, which was previously executed in favor of Corps Real. The Biovest Corps Real Note matures on November 17, 2012 and all principal and accrued but unpaid interest is payable in cash on such date. Interest accrues and is payable on the outstanding principal amount of the Biovest Corps Real Note at a fixed rate of sixteen percent (16%) per annum, with interest in the amount of ten percent (10%) to be paid monthly and interest in the amount of six percent (6%) to accrue and be paid on the maturity date. Biovest may prepay the Biovest Corps Real Note in full, without penalty, at any time, and Corps Real may convert all or a portion of the outstanding balance of the Biovest Corps Real Note into shares of Biovest common stock at a conversion rate of $0.75 per share. The Biovest Corps Real Note is secured by a first priority lien on all of Biovest's assets. The principal balance of the Biovest Corps Real Note at December 31, 2011 was approximately $2.3 million.

BDSI/Arius:

On February 17, 2010, the Bankruptcy Court entered an order approving an Emezine Settlement Agreement (the "Settlement Agreement") between the Company and BDSI, entered into as of December 30, 2009. Parties to the Settlement Agreement are the Company, the Company's wholly-owned subsidiary, TEAMM, BDSI, and BDSI's wholly-owned subsidiary, Arius Pharmaceuticals, Inc. The purpose of the Settlement Agreement is to memorialize the terms and conditions of a settlement between the Company and BDSI regarding claims relating to a Distribution Agreement dated March 12, 2004 between Arius and TEAMM. The Settlement Agreement provides that the parties mutually release all claims that either may have against each other and, in connection therewith, the Company:

(a)	received $2.5 million from BDSI (the "$2.5 Million Payment"); and

(b)	received the following royalty rights (the "Product Rights") from BDSI with respect to BDSI's BEMA Granisetron product candidate ("BEMA Granisetron") (or in the event it is not BEMA Granisetron, the third BDSI product candidate, excluding BEMA Bupremorphine, as to which BDSI files an NDA, which, together with BEMA Granisetron, shall be referred to hereinafter as the "Product"):

(i)	70/30 split (BDSI/Company) of royalty received if a third party sells the Product and 85/15 split on net sales if BDSI sells the Product; and

(ii)	BDSI will, from the sale of the Product, fully recover amounts equal to (1) all internal and external worldwide development costs of the Product ("Costs") plus interest (measured on weighted average prime interest rate from first dollar spent until Product launch) and (2) the $2.5 Million Payment plus interest (measured on weighted average prime interest rate from the time of payment until Product launch) before the Company begins to receive its split as described in (b)(i) above; and

(c)	issued to BDSI a warrant (the "BDSI Warrant") to purchase two million shares of Biovest common stock held by the Company, with an exercise price of $0.84 and an expiration date of March 4, 2017. During the initial two (2) year exercise period, any exercise of the BDSI Warrant by BDSI will be subject to approval by Biovest.

In the event that BDSI receives any sublicensing or milestone payments associated with the Product up to and including the NDA approval, BDSI will apply 30% of such payments toward payback of the Costs of the Product plus interest and the $2.5 Million Payment plus the interest.

In the event of a proposed sale of BDSI or its assets, BDSI has the right to terminate its Product Rights payment obligations to the Company under the Settlement Agreement upon the payment to the Company of an amount equal to the greater of (i) $4.5 million or (ii) the fair market value of the Product Rights as determined by an independent third party appraiser. Further, if the Product Right is terminated, the BDSI Warrant described above will be terminated if not already exercised, and, if exercised, an amount equal to the strike price will, in addition to the amount in (i) or (ii) above, be paid to the Company.

Stock options and warrants

The fair value of each option award is estimated on the date of grant using the Black-Scholes valuation model that uses assumptions for expected volatility, expected dividends, expected term, and the risk-free interest rate. Expected volatilities are based on historical volatility of a peer company's stock and other factors estimated over the expected term of the options. The expected term of options granted is derived using the "simplified method" which computes expected term as the average of the sum of the vesting term plus the contract term. This method is used because the Company does not currently have adequate historical option exercise or forfeiture information as a basis to determine expected term. The risk-free rate is based on the U.S. Treasury yield curve in effect at the time of grant for the period of the expected term.

Stock options and warrants issued, terminated/forfeited and outstanding as of December 31, 2011 are as follows:

	Shares	Average Exercise Price Per Share	Intrinsic Value
Options:
Outstanding, October 1, 2011	25,156,998	$0.81
Granted	250,000	0.30
Expired vested	(4,567)	2.68
Expired unvested	(120,000)	0.44
Exercised	—	—

Outstanding December 31, 2011	25,282,431	$0.80	$553,200

Warrants:
Outstanding, October 1, 2011	16,905,762	$1.27
Granted	—	—
Terminated or forfeited	—	—
Exercised	—	—

Outstanding December 31, 2011	16,905,762	$1.27	$—

A summary of the status of the Company's nonvested stock options as of December 31, 2011, and changes during the three months then ended, is summarized as follows:

Nonvested Shares	Shares	Intrinsic Value
Nonvested at September 30, 2011	1,865,000
Granted	250,000
Vested	(780,000)
Forfeited	(120,000)

Nonvested at December 31, 2011	1,215,000	$—

Share-based compensation expense was approximately $0.1 million for the quarter ended December 31, 2011 and $10.8 million for the quarter ended December 31, 2010. Approximately $0.4 million in stock compensation expense will be recognized over the next two years as a result of the vesting of shares.

13. Related party transactions:

Corps Real - Accentia:

On June 13, 2011, the Company entered into a convertible debt financing transaction with Corps Real, LLC ("Corps Real") providing for aggregate loans to the Company in the maximum amount of $4.0 million. Corps Real is a shareholder and the senior secured lender to Biovest. Corps Real, as well as the majority owner of Corps Real are both managed by Ronald E. Osman, Esq., a shareholder of the Company, who is also a shareholder and director of Biovest. The Company executed a secured promissory note, payable to Corps Real, in the maximum principal amount of $4.0 million (the "Accentia Corp Real Note"), under which Corps Real advanced $1.0 million to the Company on June 13, 2011 and on August 1, 2011 and advanced and agreed to advance an additional $1.0 million to the Company on each of November 15, 2011, and January 15, 2012, respectively. The other material terms and conditions of the Accentia Corps Real Note are as follows:

•	The Note will mature on June 13, 2016, at which time all indebtedness under the Accentia Corps Real Note will be due and payable;

•

Interest on the outstanding principal amount of the Accentia Corps Real Note accrues and will be payable at a fixed rate of five percent (5%) per annum. Interest began accruing on June 13, 2011 and will be payable on a quarterly basis in arrears (as to the principal amount then outstanding). Interest payments may be paid in cash or, at the election of the Company, may be paid in shares of the Company's common stock based on the volume-weighted average trading price of the Company's common stock during the last ten (10) trading days of the quarterly interest period;

•

At Corps Real's option, at any time prior to the earlier to occur of (a) the date of the prepayment of the Accentia Corps Real Note in full or (b) the maturity date of the Accentia Corps Real Note, Corps Real may convert all or a portion of the outstanding balance of the Accentia Corps Real Note (including any accrued and unpaid interest) into shares of the Company's common stock at a conversion rate equal to $0.34 per share;

•

If the Company's common stock trades at $2.00 per share for ten (10) consecutive trading days, then the Company may, within three (3) trading days after the end of any such period, cause Corps Real to convert all or part of the then outstanding principal amount of the Accentia Corps Real Note at the then conversion price, plus accrued but unpaid interest;

•

Subject to certain exceptions, if the Company wishes to complete a follow-on equity linked financing during the twelve (12) month period following June 13, 2011 at a price per share that is less than the conversion price under the Accentia Corps Real Note, then the Company's full Board of Directors must first confer with Mr. Osman, the manager of Corps Real, and the Company must offer Corps Real the first right of refusal to provide or to participate in such equity linked financing;

•

The Company will not be permitted to effect a conversion of the Accentia Corps Real Note and Corps Real will not be permitted to convert the Accentia Corps Real Note to the extent that, after giving effect to an issuance after a conversion of the Accentia Corps Real Note, Corps Real (together with Corps Real's affiliates and any other person or entity acting as a group together with Corps Real or any of Corps Real's affiliates) would beneficially own in excess of 9.99% of the number of shares of the Company's common stock outstanding immediately after giving effect to the issuance of shares of the Company's common stock issuable upon conversion of the Accentia Corps Real Note;

•

The Company may prepay the Accentia Corps Real Note, in full, at any time without penalty, provided that the Company must provide ten (10) days advance written notice to Corps Real of the date for any such prepayment, during which period Corps Real may exercise its right to convert into shares of the Company's common stock; and

•

Corps Real may, among other things, declare the entire outstanding principal amount, together with all accrued interest and all other sums due under the Accentia Corps Real Note, to be immediately due and payable upon the failure of the Company to pay, when due, any amounts due under the Accentia Corps Real Note if such amounts remain unpaid for five (5) business days after the due date or upon the occurrence of any other event of default described in the Security Agreement (as defined below).

To secure payment of the Accentia Corps Real Note, the Company and Corps Real also entered into a Security Agreement dated June 13, 2011 (the "Security Agreement"). Under the Security Agreement, all obligations under the Accentia Corps Real Note are secured by a first security interest in (a) 12 million shares of Biovest common stock owned by the Company, (b) all of the Company's contractual rights pertaining to the first product for which a new drug application ("NDA") is filed containing BEMA Granisetron following the date of the Company's December 30, 2009 Settlement Agreement with BioDelivery Sciences International, Inc ("BDSI"); provided, however, that if BEMA Granisetron is not the first BEMA-based product for which an NDA is filed with the FDA by or on behalf of BDSI following that date, then the applicable product shall be the first BEMA-based product for which an NDA is filed with the FDA by or on behalf of BDSI following the date of the settlement agreement (as described below), and (c) all attachments, additions, replacements, substitutions, and accessions and all proceeds thereof in any form.

As part of the convertible debt financing transaction, the Company also issued to Corps Real a Common Stock Purchase Warrant to purchase 5,882,353 shares of the Company's common stock (the "Accentia Corps Real Warrant") for an exercise price of $0.47 per share (subject to adjustment for stock splits, stock dividends, and the like). The other material terms and conditions of the Accentia Corps Real Warrant are as follows:

•	The Accentia Corps Real Warrant is currently exercisable and will continue to be exercisable until the close of business on June 13, 2016;

•

If the fair market value of one share of the Company's common stock is greater than the exercise price, in lieu of exercising the Accentia Corps Real Warrant for cash, Corps Real may elect to utilize the cashless exercise provisions of the Accentia Corps Real Warrant; and

•

The Company will not be permitted to effect any exercise of the Accentia Corps Real Warrant, and Corps Real will not be permitted to exercise any portion of the Accentia Corps Real Warrant, to the extent that, after giving effect to such issuance after exercise, Corps Real (together with Corps Real's affiliates and any other person or entity acting as a group together with Corps Real or any of Corps Real's affiliates) would beneficially own in excess of 9.99% of the number of shares of the Company's common stock outstanding immediately after giving effect to the issuance of the shares of the Company's common stock issuable upon exercise of the Accentia Corps Real Warrant.

As of September 30, 2011, none of the $2 million principal balance of the Accentia Corps Real Note had been converted into the Company's common stock. The discounted value of the Accentia Corps Real Note is classified as convertible notes payable, related party on the accompanying consolidated balance sheets. The June 2011 investment of $1.0 million did not meet the prepayment requirements of the Laurus/Valens Notes. However, the August 2011 investment triggered a prepayment to Laurus/Valens of principal and accrued interest of approximately $0.2 million. An additional $1.0 million investment was received in the first quarter of fiscal year 2012.

Biovest Claims of Ronald E. Osman:

On the Biovest Effective Date, the holder of Biovest's May 9, 2008 promissory note, Ronald E. Osman, a shareholder and director of Biovest, elected to convert the entire outstanding principal balance under the note (approximately $1.0 million) plus accrued interest into shares of Biovest common stock at a conversion rate equal to $1.66 per share, resulting in the issuance of 608,224 shares of Biovest common stock.

Corps Real -Biovest:

On the Biovest Effective Date, pursuant to the Biovest Plan, Biovest executed and delivered in favor of Corps Real, a secured convertible promissory note (the "Biovest Corps Real Note"), in an original principal amount equal to $2,291,560 and allows Biovest to draw up to an additional $0.9 million on the note. The Biovest Corps Real Note replaces the $3.0 million secured line of credit promissory note dated December 22, 2008, which was previously executed in favor of Corps Real. The Biovest Corps Real Note matures on November 17, 2012 and all principal and accrued but unpaid interest is payable in cash on such date. Interest accrues and is payable on the outstanding principal amount of the Biovest Corps Real Note at a fixed rate of sixteen percent (16%) per annum, with interest in the amount of ten percent (10%) to be paid monthly and interest in the amount of six percent (6%) to accrue and be paid on the maturity date. Biovest may prepay the Biovest Corps Real Note in full, without penalty, at any time, and Corps Real may convert all or a portion of the outstanding balance of the Biovest Corps Real Note into shares of Biovest common stock at a conversion rate of $0.75 per share of Biovest common stock. The Biovest Corps Real Note is secured by a first priority lien on all of Biovest's assets.

BDSI/Arius Settlement:

On February 17, 2010, the Bankruptcy Court entered an Order approving an Emezine Settlement Agreement (the "Settlement Agreement") between the Company and BDSI, entered into as of December 30, 2009. Parties to the Settlement Agreement are the Company, the Company's wholly-owned subsidiary, TEAMM, BDSI, and BDSI's wholly-owned subsidiary, Arius Pharmaceuticals, Inc. ("Arius").

The purpose of the Settlement Agreement is to memorialize the terms and conditions of a settlement between the Company and BDSI regarding claims relating to a Distribution Agreement dated March 12, 2004 between Arius and TEAMM (the "Distribution Agreement") related to the marketing and distribution of Emezine, a product licensed by Arius from Reckitt Benckiser Healthcare (UK) Limited. Following the issuance in February 2006 by the FDA of a non-approvable letter with respect to the NDA for Emezine, BDSI ceased its Emezine-related development efforts and on December 17, 2008, the Distribution Agreement was terminated. The Settlement Agreement resolves the Company's claims against BDSI under the terminated Distribution Agreement.

The Settlement Agreement provides that the parties mutually release all claims that either may have against each other and, in connection therewith, the Company:

(a)	received $2.5 million from BDSI (the "$2.5 Million Payment"); and

(b)	received the following royalty rights (the "Product Rights") from BDSI with respect to BDSI's BEMA Granisetron product candidate ("BEMA Granisetron") (or in the event it is not BEMA Granisetron, the third BDSI product candidate, excluding BEMA Bupremorphine, as to which BDSI files an NDA, which, together with BEMA Granisetron, shall be referred to hereinafter as the "Product"):

(i)	70/30 split (BDSI/Company) of royalty received if a third party sells the Product and 85/15 split on net sales if BDSI sells the Product; and

(ii)	BDSI will, from the sale of the Product, fully recover amounts equal to (1) all internal and external worldwide development costs of the Product ("Costs") plus interest (measured on weighted average prime interest rate from first dollar spent until Product launch) and (2) the $2.5 Million Payment plus interest (measured on weighted average prime interest rate from the time of payment until Product launch) before the Company begins to receive its split as described in (b)(i) above; and

(c)	issued to BDSI a warrant (the "BDSI Warrant") to purchase two (2) million shares of Biovest common stock held by the Company, with an exercise price of $0.84 and an expiration date of March 4, 2017. During the initial two (2) year exercise period, any exercise of the BDSI Warrant by BDSI will be subject to approval by Biovest.

In the event that BDSI receives any sublicensing or milestone payments associated with the Product up to and including the NDA approval, BDSI will apply 30% of such payments toward payback of the Costs of the Product plus interest and the $2.5 Million Payment plus the interest.

In the event of a proposed sale of BDSI or its assets, BDSI has the right to terminate its Product Right payment obligations to the Company under the Settlement Agreement upon the payment to the Company of an amount equal to the greater of (i) $4.5 million or (ii) the fair market value of the Product Rights as determined by an independent third party appraiser. Further, if the Product Right is terminated, the BDSI Warrant described above will be terminated if not already exercised, and, if exercised, an amount equal to the strike price will, in addition to the amount in (i) or (ii) above, be paid to the Company.

The fair value of the BDSI Warrant was estimated on the date of grant using the Black-Scholes valuation model that uses assumptions for expected volatility, expected dividends, expected term, and the risk-free interest rate. The value included in derivative liability is adjusted quarterly and the change is recorded to derivative gain or loss. The value on the grant date was approximately $1.0 million. The value at the end of current period was approximately $0.5 million. The derivative gain for the year ended September 30, 2011 was approximately $1.4 million. The fair value is recorded as a derivative liability on the accompanying consolidated balance sheet.